Restatement of Comparative Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Sep. 22, 2025	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares		Jun. 30, 2023 $ / shares shares		Jan. 06, 2025 AUD ($)	Oct. 29, 2019 AUD ($) shares
Adjustment to earnings per share upon termination of facility with Acuity Capital [Abstract]
Number of ordinary fully paid shares (in shares)									250,000,000
Collateral shares transferred cost | $								$ 0
Weighted average ordinary shares used in calculating basic and diluted earnings per share [Abstract]
Basic earnings per share denominator (in shares)	[1]		71,864,000	66,853,000	[2]	56,556,000	[2]
Ordinary shares contingently issuable (in shares)	[3]		0	0	[2]	0	[2]
Diluted earnings per share denominator (in shares)			71,864,000	66,853,000	[2]	56,556,000	[2]
Earnings per share, basic and diluted [Abstract]
Basic (in dollars per share) | $ / shares			$ (4.0951)	$ (1.5167)	[2]	$ (0.1953)	[2]
Diluted (in dollars per share) | $ / shares			$ (4.0951)	$ (1.5167)	[2]	$ (0.1953)	[2]
Reported Balance [Member]
Weighted average ordinary shares used in calculating basic and diluted earnings per share [Abstract]
Basic earnings per share denominator (in shares)				10,277,968,000		8,695,396,000
Ordinary shares contingently issuable (in shares)				0		0
Diluted earnings per share denominator (in shares)				10,277,968,000		8,695,396,000
Earnings per share, basic and diluted [Abstract]
Basic (in dollars per share) | $ / shares				$ (0.0099)		$ (0.0013)
Diluted (in dollars per share) | $ / shares				$ (0.0099)		$ (0.0013)
ATM Facility Termination Adjustments [Member]
Weighted average ordinary shares used in calculating basic and diluted earnings per share [Abstract]
Basic earnings per share denominator (in shares)				(250,000,000)		(212,000,000)
Ordinary shares contingently issuable (in shares)				0		0
Diluted earnings per share denominator (in shares)				(250,000,000)		(212,000,000)
Earnings per share, basic and diluted [Abstract]
Basic (in dollars per share) | $ / shares				$ (0.0002)		$ 0
Diluted (in dollars per share) | $ / shares				$ (0.0002)		$ 0
Share Consolidation Adjustments [Member]
Weighted average ordinary shares used in calculating basic and diluted earnings per share [Abstract]
Basic earnings per share denominator (in shares)				(9,961,115,000)		8,426,000
Ordinary shares contingently issuable (in shares)				0		0
Diluted earnings per share denominator (in shares)				(9,961,115,000)		8,426,000
Earnings per share, basic and diluted [Abstract]
Basic (in dollars per share) | $ / shares				$ (1.5066)		$ (0.194)
Diluted (in dollars per share) | $ / shares				$ (1.5066)		$ (0.194)
Subsequent Events [Member]
Weighted average number of ordinary shares and earnings per share [Abstract]
Number of shares conversion ratio		150
Maximum [Member]
Adjustment to earnings per share upon termination of facility with Acuity Capital [Abstract]
Issued capital, ordinary shares | $									$ 200,000

[1]	The weighted average number of ordinary shares at the end of each reporting period has been adjusted for the 150:1 share consolidation which occurred on 22 September 2025. Refer to Note 32 and 33 for further details.
[2]	Refer to Note 32 for details on restatement of prior period comparatives.
[3]	The weighted average number of contingently issuable ordinary shares as at 30 June 2025 is 1.8 million (2024: 0.1 million; 2023: 1.6 million). The inclusion of these contingently issuable ordinary shares would have the effect of reducing the loss per share. Accordingly, these potential ordinary shares have not been included in the determination of diluted earnings per share.